Director’s Payments	12 Months Ended
Dec. 31, 2023
Director’s Payments [Abstract]
Director’s payments

Note 23 — Director’s payments

	2023	2022	2021
	EUR	EUR	EUR
Director’s fee	194,042	106,693	46,892
Other emoluments	-	12,006	11,272
	194,042	118,699	58,164

Other emoluments mainly represent social security fund and medical allowance. For the year ended December 31, 2023, none of the directors of the Group were employees and therefore there were no emolument payments made on their behalf.